Accrued expenses and other payables	12 Months Ended
Dec. 31, 2011
Accrued expenses and other payables

10.  Accrued expenses and other payables

Accrued expenses consisted of the following:

	2010	2011	2011
	(RMB)	(RMB)	(Unaudited) ($)
Payroll and welfare payable	8,093,318	13,256,796	$2,103,953
VAT and other tax payables	27,531,976	29,906,387	4,746,368
Other payables and accruals	4,282,981	6,142,648	974,884
Purchase fixed assets payables	159,538,502	37,639,864	5,973,728
Total	199,446,777	86,945,695	$13,798,933